Incorporated herein by reference is a supplement to the prospectus of MFS Cash Reserve Fund (now MFS U.S. Government Cash Reserve Fund), a series of MFS Series Trust I (File No.033-7638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2014 (SEC Accession No. 0000912938-14-000304).